COMMITMENTS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 103,144	$ 61,268	$ 308,400	$ 170,844	$ 219,183	$ 79,116
Capital Lease Obligations, Current	$ 348,329		$ 348,329		$ 499,929	$ 0